Financial assets (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Schedule of components of financial assets

	Millions of euros
	06-30-2018 (*)
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost

Derivatives	55,997	—	—	—	—
Equity instruments	17,670	2,956	—	2,766	—
Debt securities	27,005	2,018	2,912	116,520	39,524
Loans and advances	12,275	289	45,131	1,545	883,424
Central Banks	—	—	8,989	—	15,377
Credit institutions	7,172	—	16,142	—	32,892
Customers	5,103	289	20,000	1,545	835,155
Total	112,947	5,263	48,043	120,831	922,948

(*)  See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

	Millions of euros
	12-31-2017
	Financial assets held for trading	Financial assets measured at fair value through profit or loss	Financial assets available-for- sale financial assets	Loans and receivables	Investments held -to- maturity

Derivatives	57,243	—	—	—	—
Equity instruments	21,353	933	4,790	—	—
Debt instruments	36,351	3,485	128,481	17,543	13,491
Loans and advances	10,511	30,364	—	885,470	—
Central Banks	—	—	—	26,278	—
Credit institutions	1,696	9,889	—	39,567	—
Customers	8,815	20,475	—	819,625	—
Total	125,458	34,782	133,271	903,013	13,491

Schedule of financial assets that are either past due or impaired
	Millions of euros
	06-30-2018	06-30-2017

Balance as at beginning of period	37,275	33,350
Net additions	5,070	4,156
Written-off assets	(6,140)	(7,436)
Changes in scope of consolidation (*)	—	20,572
Exchange differences and other	(267)	(378)
Balance as at end of period	35,938	50,264

(*)   Includes balances from Banco Popular acquisition as of June 30, 2017.

Schedule of guarantees received for financial assets

	Millions of euros
	06-30-18	12-31-17

Collateral guarantees value	508,054	465,016
Of which: non-performing risks	17,848	18,232
Other guarantees value	39,564	42,376
Of which: non-performing risks	3,095	3,886
Total value of the guarantees received (*)	547,618	507,392

(*)  Maximum amount of the guarantee which can be considered, not exceeding the gross amount of the debt, except non performing risk; in this case will be its fair value.

Schedule of financial assets measured at other than fair value
	Millions of euros			Millions of euros
	06-30-18 (*)			12-31-17
	Carrying amount	Fair value		Carrying amount	Fair value
Financial assets at amortized cost			Loans and receivables
Loans and advances	883,424	890,424	Loans and advances	885,470	895,645
Central banks	15,377	15,378	Central banks	26,278	26,301
Loans and advances to credit institutions	32,892	33,011	Loans and advances to credit institutions	39,567	39,887
Loans and advances to customers	835,155	842,035	Loans and advances to customers	819,625	829,457
Debt instruments	39,524	39,313	Debt instruments	31,034	31,094
ASSETS	922,948	929,737	ASSETS	916,504	926,739

(*)  See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]

	Millions of euros
	06-30-2018 (*)	06-30-2017
Balance as at beginning of period	26,656	24,899
Impairment losses charged to income for the period	5,174	5,715
Of which:
Impairment losses charged to income	9,042	9,321
Impairment losses reversed with a credit to income	(3,868)	(3,606)
Write-off of impaired balances against recorded impairment allowance	(6,140)	(7,436)
Exchange differences and other changes (**)	(749)	11,125
Balance as at end of period	24,941	34,303
By status of the assets
Impaired assets	16,131	25,339
Of which, arising from country risk	25	27
Other assets	8,810	8,964
Of which:
Individually calculated	6,146	9,618
Collectively calculated	18,795	24,685

(*)  See reconciliation of IAS 39 December 31, 2017 to IFRS 9 January 1, 2018 (Note 1.b).

(**) In 2017 it mainly includes Banco Popular acquisition balances.

Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Disclosure of concentrations

	Millions of euros
	06-30-18
	Gross value
	Stage 1	Stage 2	Stage 3	Total

Financial assets at fair value through other comprehensive income	118,064	9	—	118,073
Debt instruments	116,527	—	—	116,527
Loans and advances	1,537	9	—	1,546
Central Banks	—	—	—	—
Credit institutions	—	—	—	—
Customers	1,537	9	—	1,546
Financial assets at amortized cost	856,669	55,282	35,938	947,889
Debt instruments	39,298	16	824	40,138
Loans and advances	817,371	55,266	35,114	907,751
Central Banks	15,377	—	—	15,377
Credit institutions	32,900	—	4	32,904
Customers	769,094	55,266	35,110	859,470
Total	974,733	55,291	35,938	1,065,962

Impairment losses
Disclosure of financial assets that are either past due or impaired [line items]
Disclosure of concentrations

	Millions of euros
	06-30-18
	Impairment value correction
	Stage 1	Stage 2	Stage 3	Total

Financial assets at fair value through other comprehensive income	8	—	—	8
Debt instruments	7	—	—	7
Loans and advances	1	—	—	1
Central Banks	—	—	—	—
Credit institutions	—	—	—	—
Customers	1	—	—	1
Financial assets at amortized cost	4,125	4,685	16,131	24,941
Debt instruments	28	14	572	614
Loans and advances	4,097	4,671	15,559	24,327
Central Banks	—	—	—	—
Credit institutions	5	—	7	12
Customers	4,092	4,671	15,552	24,315
Total	4,133	4,685	16,131	24,949